Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 63.2% of Net Assets
	Aerospace & Defense — 1.3%
210	AAR Corp.(a)	$12,466
526	Boeing Co.(a)	98,267
40	L3Harris Technologies, Inc.	7,176
36	Lockheed Martin Corp.	16,367
86	Moog, Inc., Class A	9,980
133	RTX Corp.	10,825
		155,081
	Air Freight & Logistics — 0.5%
290	Expeditors International of Washington, Inc.	31,682
30	FedEx Corp.	7,203
170	GXO Logistics, Inc.(a)	8,587
83	United Parcel Service, Inc., Class B	11,724
		59,196
	Automobile Components — 0.7%
42	Aptiv PLC(a)	3,662
712	BorgWarner, Inc.	26,273
581	Dana, Inc.	6,670
500	Magna International, Inc.	24,045
499	Mobileye Global, Inc., Class A(a)	17,799
144	Phinia, Inc.	3,727
78	Visteon Corp.(a)	8,980
		91,156
	Automobiles — 1.2%
1,647	General Motors Co.	46,445
465	Tesla, Inc.(a)	93,391
81	Thor Industries, Inc.	7,122
		146,958
	Banks — 3.1%
352	Ameris Bancorp	13,130
1,444	Banc of California, Inc.	16,187
1,966	Bank of America Corp.	51,784
967	Citigroup, Inc.	38,187
134	Citizens Financial Group, Inc.	3,140
251	East West Bancorp, Inc.	13,459
22	First Citizens BancShares, Inc., Class A	30,376
637	First Financial Bancorp	11,785
1,639	FNB Corp.	17,521
1,056	Fulton Financial Corp.	13,717
357	International Bancshares Corp.	15,647
322	JPMorgan Chase & Co.	44,777
97	PNC Financial Services Group, Inc.	11,104
170	Regions Financial Corp.	2,470
1,103	Truist Financial Corp.	31,281
155	U.S. Bancorp	4,941
336	Webster Financial Corp.	12,758
1,318	Wells Fargo & Co.	52,417
		384,681
	Beverages — 1.0%
63	Boston Beer Co., Inc., Class A(a)	21,039
215	Coca-Cola Co.	12,145
190	Keurig Dr Pepper, Inc.	5,763
1,505	Monster Beverage Corp.(a)	76,906
40	PepsiCo, Inc.	6,531
		122,384
	Biotechnology — 1.4%
63	AbbVie, Inc.	8,894
266	Alnylam Pharmaceuticals, Inc.(a)	40,379
16	Biogen, Inc.(a)	3,801
308	CRISPR Therapeutics AG(a)	11,990
Shares	Description	Value (†)
	Biotechnology — continued
254	Cytokinetics, Inc.(a)	$8,854
101	Gilead Sciences, Inc.	7,933
177	Halozyme Therapeutics, Inc.(a)	5,995
69	Incyte Corp.(a)	3,721
100	Neurocrine Biosciences, Inc.(a)	11,094
67	Regeneron Pharmaceuticals, Inc.(a)	52,253
29	United Therapeutics Corp.(a)	6,463
12	Vertex Pharmaceuticals, Inc.(a)	4,345
		165,722
	Broadline Retail — 2.5%
241	Alibaba Group Holding Ltd., ADR(a)	19,892
1,920	Amazon.com, Inc.(a)	255,533
623	eBay, Inc.	24,440
		299,865
	Building Products — 1.0%
92	Builders FirstSource, Inc.(a)	9,984
69	Carlisle Cos., Inc.	17,532
96	Carrier Global Corp.	4,575
433	Fortune Brands Innovations, Inc.	24,161
36	Lennox International, Inc.	13,340
602	Masco Corp.	31,358
134	Owens Corning	15,192
112	Trex Co., Inc.(a)	6,296
		122,438
	Capital Markets — 3.9%
939	Bank of New York Mellon Corp.	39,907
45	BlackRock, Inc.	27,553
40	Cboe Global Markets, Inc.	6,556
905	Charles Schwab Corp.	47,096
71	CME Group, Inc.	15,156
74	FactSet Research Systems, Inc.	31,960
126	Goldman Sachs Group, Inc.	38,255
594	Intercontinental Exchange, Inc.	63,819
277	Janus Henderson Group PLC	6,390
914	KKR & Co., Inc.	50,636
56	Moody's Corp.	17,248
94	Morgan Stanley	6,657
60	MSCI, Inc.	28,293
29	Northern Trust Corp.	1,911
46	S&P Global, Inc.	16,068
458	SEI Investments Co.	24,576
598	State Street Corp.	38,649
30	T. Rowe Price Group, Inc.	2,715
56	Virtus Investment Partners, Inc.	10,317
		473,762
	Chemicals — 0.9%
13	Air Products & Chemicals, Inc.	3,672
177	Celanese Corp.	20,268
461	Corteva, Inc.	22,193
46	DuPont de Nemours, Inc.	3,353
29	Ecolab, Inc.	4,864
156	HB Fuller Co.	10,319
111	Innospec, Inc.	10,878
55	Linde PLC	21,019
134	Minerals Technologies, Inc.	7,244
20	Sherwin-Williams Co.	4,764
76	Stepan Co.	5,685
		114,259
	Commercial Services & Supplies — 0.2%
80	MSA Safety, Inc.	12,631

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
153	Vestis Corp.(a)	$2,339
27	Waste Management, Inc.	4,437
		19,407
	Communications Equipment — 0.3%
192	Ciena Corp.(a)	8,102
401	Cisco Systems, Inc.	20,904
56	F5, Inc.(a)	8,489
19	Motorola Solutions, Inc.	5,291
		42,786
	Construction & Engineering — 0.2%
272	AECOM	20,822
	Construction Materials — 0.2%
29	Martin Marietta Materials, Inc.	11,859
69	Vulcan Materials Co.	13,558
		25,417
	Consumer Finance — 1.2%
1,587	Ally Financial, Inc.	38,389
338	American Express Co.	49,358
602	Capital One Financial Corp.	60,977
99	Synchrony Financial	2,777
		151,501
	Consumer Staples Distribution & Retail — 1.2%
157	BJ's Wholesale Club Holdings, Inc.(a)	10,695
36	Casey's General Stores, Inc.	9,789
30	Costco Wholesale Corp.	16,573
1,496	Kroger Co.	67,874
262	Sprouts Farmers Market, Inc.(a)	11,009
34	Target Corp.	3,767
150	Walmart, Inc.	24,511
		144,218
	Containers & Packaging — 0.2%
36	Ball Corp.	1,733
160	Crown Holdings, Inc.	12,896
258	Sonoco Products Co.	13,367
		27,996
	Distributors — 0.0%
36	Genuine Parts Co.	4,639
	Diversified Consumer Services — 0.2%
94	Grand Canyon Education, Inc.(a)	11,123
193	Service Corp. International	10,503
		21,626
	Diversified REITs — 0.1%
626	American Assets Trust, Inc.	11,112
23	Digital Realty Trust, Inc.	2,860
		13,972
	Diversified Telecommunication Services — 0.4%
940	AT&T, Inc.	14,476
152	Iridium Communications, Inc.	5,631
698	Verizon Communications, Inc.	24,521
		44,628
	Electric Utilities — 0.4%
193	American Electric Power Co., Inc.	14,579
226	Eversource Energy	12,157
118	Exelon Corp.	4,595
137	FirstEnergy Corp.	4,877
107	IDACORP, Inc.	10,134
		46,342
	Electrical Equipment — 0.6%
99	Eaton Corp. PLC	20,583
Shares	Description	Value (†)
	Electrical Equipment — continued
133	Emerson Electric Co.	$11,833
62	Hubbell, Inc.	16,746
241	nVent Electric PLC	11,599
87	Regal Rexnord Corp.	10,302
23	Rockwell Automation, Inc.	6,045
		77,108
	Electronic Equipment, Instruments & Components — 0.9%
122	Advanced Energy Industries, Inc.	10,646
65	Amphenol Corp., Class A	5,236
254	Avnet, Inc.	11,768
204	Cognex Corp.	7,342
60	Corning, Inc.	1,606
175	Jabil, Inc.	21,490
653	Knowles Corp.(a)	8,482
41	Littelfuse, Inc.	8,883
202	TE Connectivity Ltd.	23,806
14	Teledyne Technologies, Inc.(a)	5,244
14	Zebra Technologies Corp., Class A(a)	2,932
		107,435
	Energy Equipment & Services — 0.3%
341	ChampionX Corp.	10,503
731	NOV, Inc.	14,591
103	Schlumberger NV	5,733
		30,827
	Entertainment — 1.8%
60	Electronic Arts, Inc.	7,427
211	Netflix, Inc.(a)	86,866
52	Take-Two Interactive Software, Inc.(a)	6,955
1,086	Walt Disney Co.(a)	88,607
2,970	Warner Bros Discovery, Inc.(a)	29,522
		219,377
	Financial Services — 2.2%
355	Block, Inc.(a)	14,289
402	Fiserv, Inc.(a)	45,728
261	Global Payments, Inc.	27,723
25	Jack Henry & Associates, Inc.	3,525
26	Mastercard, Inc., Class A	9,785
1,051	MGIC Investment Corp.	17,699
438	PayPal Holdings, Inc.(a)	22,688
443	Visa, Inc., Class A	104,149
244	Voya Financial, Inc.	16,292
55	WEX, Inc.(a)	9,156
		271,034
	Food Products — 0.7%
134	Campbell Soup Co.	5,415
205	Conagra Brands, Inc.	5,609
146	Darling Ingredients, Inc.(a)	6,466
103	General Mills, Inc.	6,720
35	Hershey Co.	6,557
212	Hormel Foods Corp.	6,900
107	Ingredion, Inc.	10,013
38	J.M. Smucker Co.	4,326
141	Kellanova	7,116
130	Kraft Heinz Co.	4,090
94	McCormick & Co., Inc.	6,007
266	Mondelez International, Inc., Class A	17,612
35	WK Kellogg Co.(a)	351
		87,182
	Gas Utilities — 0.2%
82	Atmos Energy Corp.	8,828

Shares	Description	Value (†)
	Gas Utilities — continued
291	New Jersey Resources Corp.	$11,809
121	ONE Gas, Inc.	7,308
		27,945
	Ground Transportation — 0.5%
353	CSX Corp.	10,537
26	J.B. Hunt Transport Services, Inc.	4,469
51	Norfolk Southern Corp.	9,730
77	Ryder System, Inc.	7,511
30	Saia, Inc.(a)	10,755
33	Union Pacific Corp.	6,851
125	XPO, Inc.(a)	9,476
		59,329
	Health Care Equipment & Supplies — 1.1%
123	Abbott Laboratories	11,630
13	Align Technology, Inc.(a)	2,400
535	Baxter International, Inc.	17,350
48	Becton Dickinson & Co.	12,134
12	Cooper Cos., Inc.	3,741
60	Edwards Lifesciences Corp.(a)	3,823
28	GE HealthCare Technologies, Inc.	1,864
107	Globus Medical, Inc., Class A(a)	4,891
86	Haemonetics Corp.(a)	7,330
107	Intuitive Surgical, Inc.(a)	28,058
130	LeMaitre Vascular, Inc.	6,315
172	Medtronic PLC	12,136
42	Penumbra, Inc.(a)	8,028
32	Shockwave Medical, Inc.(a)	6,600
23	Stryker Corp.	6,215
		132,515
	Health Care Providers & Services — 1.6%
162	Acadia Healthcare Co., Inc.(a)	11,909
80	Cardinal Health, Inc.	7,280
337	Centene Corp.(a)	23,246
26	Chemed Corp.	14,629
51	Cigna Group	15,769
433	CVS Health Corp.	29,881
16	Elevance Health, Inc.	7,201
98	Encompass Health Corp.	6,131
92	HCA Healthcare, Inc.	20,805
81	Henry Schein, Inc.(a)	5,263
8	Humana, Inc.	4,190
22	Laboratory Corp. of America Holdings	4,394
12	McKesson Corp.	5,464
283	Select Medical Holdings Corp.	6,433
154	Tenet Healthcare Corp.(a)	8,270
39	UnitedHealth Group, Inc.	20,887
		191,752
	Health Care REITs — 0.1%
742	Physicians Realty Trust	8,058
	Health Care Technology — 0.5%
1,119	Doximity, Inc., Class A(a)	22,861
170	Veeva Systems, Inc., Class A(a)	32,761
		55,622
	Hotel & Resort REITs — 0.0%
161	Host Hotels & Resorts, Inc.	2,492
	Hotels, Restaurants & Leisure — 1.7%
320	Aramark	8,618
8	Booking Holdings, Inc.(a)	22,316
3	Chipotle Mexican Grill, Inc.(a)	5,827
121	Hilton Worldwide Holdings, Inc.	18,335
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
116	Marriott Vacations Worldwide Corp.	$10,424
73	McDonald's Corp.	19,138
156	Norwegian Cruise Line Holdings Ltd.(a)	2,122
523	Starbucks Corp.	48,241
267	Travel & Leisure Co.	9,086
43	Wingstop, Inc.	7,859
496	Yum China Holdings, Inc.	26,070
202	Yum! Brands, Inc.	24,414
		202,450
	Household Durables — 0.4%
50	DR Horton, Inc.	5,220
257	KB Home	11,359
101	Meritage Homes Corp.	11,516
140	PulteGroup, Inc.	10,303
331	Taylor Morrison Home Corp.(a)	12,684
		51,082
	Household Products — 0.5%
114	Church & Dwight Co., Inc.	10,367
64	Colgate-Palmolive Co.	4,808
387	Energizer Holdings, Inc.	12,221
255	Procter & Gamble Co.	38,258
		65,654
	Independent Power & Renewable Electricity Producers — 0.0%
379	AES Corp.	5,647
	Industrial Conglomerates — 0.4%
42	3M Co.	3,820
209	General Electric Co.	22,703
119	Honeywell International, Inc.	21,808
		48,331
	Industrial REITs — 0.2%
75	Prologis, Inc.	7,556
363	Rexford Industrial Realty, Inc.	15,696
		23,252
	Insurance — 2.1%
33	Allstate Corp.	4,228
806	American International Group, Inc.	49,416
108	Arch Capital Group Ltd.(a)	9,361
67	Arthur J Gallagher & Co.	15,778
36	Assurant, Inc.	5,360
51	Chubb Ltd.	10,946
188	First American Financial Corp.	9,671
112	Hanover Insurance Group, Inc.	13,128
111	Hartford Financial Services Group, Inc.	8,153
48	Marsh & McLennan Cos., Inc.	9,103
85	Prudential Financial, Inc.	7,772
218	Reinsurance Group of America, Inc.	32,585
160	Selective Insurance Group, Inc.	16,658
85	Travelers Cos., Inc.	14,232
227	Willis Towers Watson PLC	53,547
		259,938
	Interactive Media & Services — 3.5%
754	Alphabet, Inc., Class A(a)	93,556
1,124	Alphabet, Inc., Class C(a)	140,837
551	Meta Platforms, Inc., Class A(a)	166,000
361	Pinterest, Inc., Class A(a)	10,787
302	Yelp, Inc.(a)	12,741
309	ZoomInfo Technologies, Inc.(a)	4,005
		427,926

Shares	Description	Value (†)
	IT Services — 0.6%
59	Accenture PLC, Class A	$17,528
165	Cognizant Technology Solutions Corp., Class A	10,638
104	International Business Machines Corp.	15,043
484	Shopify, Inc., Class A(a)	22,840
17	VeriSign, Inc.(a)	3,394
		69,443
	Leisure Products — 0.1%
561	Mattel, Inc.(a)	10,704
127	YETI Holdings, Inc.(a)	5,400
		16,104
	Life Sciences Tools & Services — 0.8%
34	Agilent Technologies, Inc.	3,514
81	Danaher Corp.	15,554
215	Illumina, Inc.(a)	23,525
228	IQVIA Holdings, Inc.(a)	41,229
59	Repligen Corp.(a)	7,939
19	Thermo Fisher Scientific, Inc.	8,451
10	West Pharmaceutical Services, Inc.	3,183
		103,395
	Machinery — 1.2%
81	AGCO Corp.	9,287
27	Caterpillar, Inc.	6,103
48	Chart Industries, Inc.(a)	5,579
11	Cummins, Inc.	2,379
37	Deere & Co.	13,518
65	Dover Corp.	8,447
97	Fortive Corp.	6,332
259	Graco, Inc.	19,257
21	Illinois Tool Works, Inc.	4,707
179	ITT, Inc.	16,710
109	Oshkosh Corp.	9,563
49	Parker-Hannifin Corp.	18,077
128	SPX Technologies, Inc.(a)	10,255
180	Terex Corp.	8,244
156	Toro Co.	12,611
		151,069
	Media — 1.2%
122	Charter Communications, Inc., Class A(a)	49,142
1,073	Comcast Corp., Class A	44,304
353	Interpublic Group of Cos., Inc.	10,025
233	Liberty Broadband Corp., Class C(a)	19,411
197	New York Times Co., Class A	7,941
151	Omnicom Group, Inc.	11,311
177	Paramount Global, Class B	1,926
		144,060
	Metals & Mining — 0.4%
481	Alcoa Corp.	12,333
607	Cleveland-Cliffs, Inc.(a)	10,185
177	Commercial Metals Co.	7,485
72	Newmont Corp.	2,698
55	Reliance Steel & Aluminum Co.	13,991
		46,692
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
603	Invesco Mortgage Capital, Inc.	4,119
512	KKR Real Estate Finance Trust, Inc.	5,345
		9,464
	Multi-Utilities — 0.1%
126	Consolidated Edison, Inc.	11,062
Shares	Description	Value (†)
	Multi-Utilities — continued
48	DTE Energy Co.	$4,626
33	WEC Energy Group, Inc.	2,686
		18,374
	Office REITs — 0.5%
1,250	Brandywine Realty Trust	4,675
641	COPT Defense Properties	14,615
445	Douglas Emmett, Inc.	4,988
601	Easterly Government Properties, Inc.	6,467
704	Highwoods Properties, Inc.	12,595
482	Kilroy Realty Corp.	13,775
		57,115
	Oil, Gas & Consumable Fuels — 2.7%
890	Antero Midstream Corp.	10,983
242	Antero Resources Corp.(a)	7,124
958	APA Corp.	38,052
81	Chevron Corp.	11,804
414	CNX Resources Corp.(a)	8,992
542	ConocoPhillips	64,390
417	EOG Resources, Inc.	52,646
176	Exxon Mobil Corp.	18,630
40	Hess Corp.	5,776
179	HF Sinclair Corp.	9,913
580	Kinder Morgan, Inc.	9,396
106	ONEOK, Inc.	6,911
281	Ovintiv, Inc.	13,488
339	Phillips 66	38,670
311	Range Resources Corp.	11,146
1,178	Southwestern Energy Co.(a)	8,399
42	Valero Energy Corp.	5,334
212	Williams Cos., Inc.	7,293
		328,947
	Passenger Airlines — 0.1%
186	Alaska Air Group, Inc.(a)	5,883
261	Delta Air Lines, Inc.	8,156
		14,039
	Personal Care Products — 0.0%
20	Estee Lauder Cos., Inc., Class A	2,577
	Pharmaceuticals — 1.5%
155	Bristol-Myers Squibb Co.	7,987
32	Eli Lilly & Co.	17,726
77	Jazz Pharmaceuticals PLC(a)	9,781
220	Johnson & Johnson	32,635
168	Merck & Co., Inc.	17,254
187	Novartis AG, ADR	17,499
379	Novo Nordisk AS, ADR	36,600
168	Perrigo Co. PLC	4,643
271	Pfizer, Inc.	8,282
563	Roche Holding AG, ADR	18,202
37	Sandoz Group AG, ADR(a)	955
79	Zoetis, Inc.	12,403
		183,967
	Professional Services — 0.5%
26	Automatic Data Processing, Inc.	5,674
38	Ceridian HCM Holding, Inc.(a)	2,432
103	Equifax, Inc.	17,466
108	Exponent, Inc.	7,915
146	Korn Ferry	6,646
54	Leidos Holdings, Inc.	5,353

Shares	Description	Value (†)
	Professional Services — continued
29	Paychex, Inc.	$3,220
59	Paylocity Holding Corp.(a)	10,585
		59,291
	Real Estate Management & Development — 0.4%
647	CBRE Group, Inc., Class A(a)	44,863
73	Jones Lang LaSalle, Inc.(a)	9,338
		54,201
	Residential REITs — 0.1%
38	AvalonBay Communities, Inc.	6,298
57	Camden Property Trust	4,838
		11,136
	Retail REITs — 0.3%
1,058	Brixmor Property Group, Inc.	21,996
360	NNN REIT, Inc.	13,079
36	Simon Property Group, Inc.	3,956
		39,031
	Semiconductors & Semiconductor Equipment — 2.9%
145	Advanced Micro Devices, Inc.(a)	14,282
86	Analog Devices, Inc.	13,530
478	ARM Holdings PLC, ADR(a)	23,561
30	Broadcom, Inc.	25,241
17	First Solar, Inc.(a)	2,422
518	Intel Corp.	18,907
157	Lattice Semiconductor Corp.(a)	8,731
82	Micron Technology, Inc.	5,483
421	NVIDIA Corp.	171,684
50	Qorvo, Inc.(a)	4,371
319	QUALCOMM, Inc.	34,768
57	Silicon Laboratories, Inc.(a)	5,254
103	Synaptics, Inc.(a)	8,617
96	Texas Instruments, Inc.	13,633
62	Universal Display Corp.	8,629
		359,113
	Software — 5.7%
49	Adobe, Inc.(a)	26,071
43	ANSYS, Inc.(a)	11,965
306	Autodesk, Inc.(a)	60,475
29	Cadence Design Systems, Inc.(a)	6,956
223	Dynatrace, Inc.(a)	9,970
30	Intuit, Inc.	14,849
84	Manhattan Associates, Inc.(a)	16,378
685	Microsoft Corp.	231,605
1,012	Oracle Corp.	104,641
18	Palo Alto Networks, Inc.(a)	4,374
78	Qualys, Inc.(a)	11,930
38	Roper Technologies, Inc.	18,566
499	Salesforce, Inc.(a)	100,214
16	ServiceNow, Inc.(a)	9,310
70	SPS Commerce, Inc.(a)	11,224
17	Synopsys, Inc.(a)	7,981
17	Tyler Technologies, Inc.(a)	6,339
185	Workday, Inc., Class A(a)	39,166
		692,014
	Specialized REITs — 0.2%
21	American Tower Corp.	3,742
37	Crown Castle, Inc.	3,440
8	Equinix, Inc.	5,837
176	VICI Properties, Inc.	4,911
103	Weyerhaeuser Co.	2,955
		20,885
Shares	Description	Value (†)
	Specialty Retail — 0.7%
36	Asbury Automotive Group, Inc.(a)	$6,889
76	Boot Barn Holdings, Inc.(a)	5,282
53	Dick's Sporting Goods, Inc.	5,668
56	Five Below, Inc.(a)	9,743
64	Home Depot, Inc.	18,220
34	Lithia Motors, Inc.	8,235
68	Ross Stores, Inc.	7,886
148	TJX Cos., Inc.	13,035
76	Williams-Sonoma, Inc.	11,418
		86,376
	Technology Hardware, Storage & Peripherals — 0.8%
547	Apple, Inc.	93,411
203	Hewlett Packard Enterprise Co.	3,122
131	HP, Inc.	3,450
		99,983
	Textiles, Apparel & Luxury Goods — 0.5%
68	Crocs, Inc.(a)	6,074
29	Deckers Outdoor Corp.(a)	17,315
167	NIKE, Inc., Class B	17,162
102	PVH Corp.	7,584
1,859	Under Armour, Inc., Class A(a)	12,734
976	Under Armour, Inc., Class C(a)	6,276
		67,145
	Trading Companies & Distributors — 0.2%
74	GATX Corp.	7,739
47	Watsco, Inc.	16,398
		24,137
	Water Utilities — 0.2%
115	American States Water Co.	8,976
30	American Water Works Co., Inc.	3,530
242	Essential Utilities, Inc.	8,097
		20,603
	Total Common Stocks (Identified Cost $7,857,387)	7,732,973

Principal Amount
Bonds and Notes — 4.4%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,632
	Automotive — 0.1%
5,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,697
4,000	Lear Corp., 4.250%, 5/15/2029	3,576
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,243
		11,516
	Banking — 0.7%
6,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	5,422
4,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	3,974
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,969
7,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	6,200
6,000	Citigroup, Inc., 4.600%, 3/09/2026	5,751
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,819
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,946
6,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,483

Principal Amount	Description	Value (†)
	Banking — continued
$3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	$2,692
4,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	3,511
2,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	1,821
7,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	6,434
6,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	5,775
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,906
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,960
4,000	State Street Corp., 2.400%, 1/24/2030	3,258
4,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,010
6,000	Truist Bank, 3.200%, 4/01/2024	5,929
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,796
		82,656
	Brokerage — 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,102
7,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,067
		8,169
	Building Materials — 0.1%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,315
7,000	Owens Corning, 3.950%, 8/15/2029	6,207
		9,522
	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,610
	Consumer Products — 0.0%
3,000	Procter & Gamble Co., 3.000%, 3/25/2030	2,611
	Diversified Manufacturing — 0.1%
5,000	Eaton Corp., 4.150%, 3/15/2033	4,399
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,542
		6,941
	Electric — 0.2%
3,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	2,574
5,000	Duke Energy Corp., 3.750%, 4/15/2024	4,951
6,000	Entergy Corp., 0.900%, 9/15/2025	5,461
4,000	Exelon Corp., 4.050%, 4/15/2030	3,533
6,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	4,675
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,387
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,689
		28,270
	Environmental — 0.1%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	2,941
6,000	Waste Management, Inc., 2.950%, 6/01/2041	3,922
		6,863
	Finance Companies — 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,751
4,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	3,418
		7,169
	Food & Beverage — 0.1%
6,000	Coca-Cola Co., 1.450%, 6/01/2027	5,272
5,000	General Mills, Inc., 4.000%, 4/17/2025	4,866
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,647
5,000	PepsiCo, Inc., 2.750%, 3/19/2030	4,259
		16,044
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.1%
$3,000	Equinor ASA, 3.625%, 4/06/2040	$2,223
8,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,675
		10,898
	Health Care REITs — 0.0%
4,000	Welltower OP LLC, 2.800%, 6/01/2031	3,132
	Health Insurance — 0.1%
5,000	Elevance Health, Inc., 4.101%, 3/01/2028	4,671
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,934
		8,605
	Healthcare — 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	940
1,000	CVS Health Corp., 4.300%, 3/25/2028	937
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,855
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,853
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,642
		9,227
	Integrated Energy — 0.1%
7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,771
4,000	Shell International Finance BV, 6.375%, 12/15/2038	4,089
		10,860
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,944
5,000	Manulife Financial Corp., 3.703%, 3/16/2032	4,262
		6,206
	Media Entertainment — 0.0%
3,000	Netflix, Inc., 3.625%, 6/15/2025(b)	2,892
	Metals & Mining — 0.0%
3,000	Nucor Corp., 3.125%, 4/01/2032	2,424
	Mortgage Related — 1.2%
10,104	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	7,423
17,169	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	13,192
20,192	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	16,176
13,155	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	10,963
931	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	804
20,407	Federal National Mortgage Association, 2.000%, with various maturities from 2051 to 2052(c)	15,035
25,764	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(c)	19,839
18,616	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	15,030
12,513	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	10,464
12,221	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	10,572
423	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(c)	385
4,589	Government National Mortgage Association, 3.000%, 6/20/2052	3,784
3,978	Government National Mortgage Association, 4.000%, 8/20/2053	3,498
2,980	Government National Mortgage Association, 5.000%, 7/20/2053	2,774
13,731	Government National Mortgage Association, 5.500%, 4/20/2053	13,138
		143,077
	Natural Gas — 0.0%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,482

Principal Amount	Description	Value (†)
	Office REITs — 0.1%
$8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$7,613
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,653
		10,266
	Oil Field Services — 0.0%
3,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	2,733
	Other REITs — 0.0%
4,000	Prologis LP, 1.250%, 10/15/2030	2,925
	Pharmaceuticals — 0.1%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	4,837
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,571
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,588
2,000	Merck & Co., Inc., 1.450%, 6/24/2030	1,538
		11,534
	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,646
3,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	2,360
		4,006
	Railroads — 0.1%
7,000	CSX Corp., 2.600%, 11/01/2026	6,411
	Restaurants — 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,034
	Retail REITs — 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,800
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,481
		3,281
	Retailers — 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,457
8,000	TJX Cos., Inc., 1.150%, 5/15/2028	6,618
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,686
		11,761
	Technology — 0.2%
5,000	Apple, Inc., 2.500%, 2/09/2025	4,827
2,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	1,667
4,000	Intel Corp., 2.450%, 11/15/2029	3,357
5,000	International Business Machines Corp., 4.000%, 6/20/2042	3,724
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,419
5,000	Oracle Corp., 2.950%, 5/15/2025	4,785
6,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,377
		26,156
	Treasuries — 0.5%
9,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	3,959
5,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	3,279
5,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	3,169
14,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	9,521
15,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	10,603
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	5,522
10,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	6,883
19,000	U.S. Treasury Notes, 0.375%, 11/30/2025	17,262
		60,198
Principal Amount	Description	Value (†)
	Utility Other — 0.0%
$4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$2,801
	Wireless — 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,696
	Wirelines — 0.0%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,231
	Total Bonds and Notes (Identified Cost $613,707)	538,839

Shares
Exchange-Traded Funds — 9.8%
17,824	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,321,104)	1,192,960

Mutual Funds — 15.5%
60,042	WCM Focused Emerging Markets Fund, Institutional Class	717,503
59,833	WCM Focused International Growth Fund, Institutional Class	1,182,304
	Total Mutual Funds (Identified Cost $2,345,976)	1,899,807

Affiliated Mutual Funds — 11.4%
967	Loomis Sayles Inflation Protected Securities Fund, Class N	8,868
24,296	Mirova Global Green Bond Fund, Class N	197,771
116,046	Mirova International Sustainable Equity Fund, Class N	1,182,503
	Total Affiliated Mutual Funds (Identified Cost $1,701,574)	1,389,142

Principal Amount
Short-Term Investments — 3.8%
$463,766	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $463,799 on 11/01/2023 collateralized by $473,800 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $473,411 including accrued interest(d) (Identified Cost $463,766)	463,766
	Total Investments — 108.1% (Identified Cost $14,303,514)	13,217,487
	Other assets less liabilities — (8.1)%	(988,805)
	Net Assets — 100.0%	$12,228,682

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $7,251 or
0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$10,859	$1,356	$(5)	$(630)	$8,868	967	$297
Mirova Global Green Bond Fund, Class N	163,690	71,303	34,111	(2,838)	(273)	197,771	24,296	—
Mirova International Sustainable Equity Fund, Class N	985,044	406,537	59,399	2,549	(152,228)	1,182,503	116,046	1,686
	$1,148,734	$488,699	$94,866	$(294)	$(153,131)	$1,389,142	141,309	$1,983

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,732,973	$—	$—	$7,732,973
Bonds and Notes(a)	—	538,839	—	538,839
Exchange-Traded Funds	1,192,960	—	—	1,192,960
Mutual Funds	1,899,807	—	—	1,899,807
Affiliated Mutual Funds	1,389,142	—	—	1,389,142
Short-Term Investments	—	463,766	—	463,766
Total Investments	$12,214,882	$1,002,605	$—	$13,217,487

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Equity	98.2%
Fixed Income	6.1
Short-Term Investments	3.8
Total Investments	108.1
Other assets less liabilities	(8.1)
Net Assets	100.0%